October 29, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

File Desk

100 F Street, NE

Washington, D.C. 20549

Re: Barrett Opportunity Fund, Inc (the “Fund”)

File Nos. 2-63023; 811-2884

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Fund pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Rule 8b-16 under Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 39 (Amendment No. 39 under the 1940 Act) to the Fund’s registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended.

It is intended that this Amendment shall become effective on December 31, 2010.

Please return an electronic transmittal as evidence of receipt of this filing.

If you have any questions or comments concerning the Amendment, please call me at (212) 805-6025

Sincerely,

/s/ Barbara Allen
Barbara Allen, Esq.